Income Taxes (Tables)	6 Months Ended
Apr. 30, 2026
Income Tax Disclosure [Abstract]
Schedule of Reconciliation of the Income Tax Expenses Determined at the Statutory Income Tax Rate

A reconciliation of the income tax expenses determined at the statutory income tax rate to the Company’s income taxes is as follows:

	For The Six Months Ended April 30,
	2026	2025
Income tax computed at 25%	$(217,032)	$(112,353)
Different tax rates in other jurisdictions	629,555	163,809
Tax preferential rate	(144,500)	(19,830)
Non deductible expenses	4,834	1,323
Super deduction	(78,351)	(3,196)
Tax loss not recognised	11,457	—
Income tax expense	$205,963	$29,752

Schedule of Income Tax Expenses
	For The Six Months Ended April 30,
	2026	2025
Current income tax expense	$354,877	$143,621
Deferred income tax effect	(148,914)	(113,869)
Total income tax expense	$205,963	$29,752
Effective tax rates	(23.7)%	(6.6)%

Schedule of Deferred Tax Asset

As of April 30, 2026 and October 31, 2025, deferred tax asset consisted of:

	October 31, 2026	October 31, 2025
Deferred tax asset
Provision for credit losses	$384,222	$252,592
Net operating loss carried forward	11,752	—
Provision for inventory obsolescence	2,152	2,070
Lease liabilities	46,442	15,982
Estimated warranty liabilities	18,024	1,447
Deferred tax liability
Right-of-use assets	(51,415)	(23,183)
Totals	$411,177	$248,908